Fair Value Measurement	12 Months Ended
Dec. 31, 2023
Fair Value Measurement
Fair Value Measurement

7.          Fair value measurement

As of December 31, 2022, the Company have only Share-based compensation liabilities measured at fair value, in the amount of R$ 19,805 (2021 – R$ 52,283), which are classified in Level 3 of fair value measurement hierarchy given significant unobservable inputs used.

There were no transfers between Levels during the year ended on December 31, 2022.

The following table presents the changes in level 3 items for the years ended December 31, 2023, 2022 and 2021 for recurring fair value measurements:

	Share-based compensation
	2023	2022	2021
At the beginning of the year	19,805	52,283	46,260
Adjusted through profit and loss – general and administrative	(17,831)	(32,478)	6,023
As of December 31,	1,974	19,805	52,283

The Company assessed that the fair values of financial instruments at amortized cost such as cash and cash equivalents, short-term investments, current trade receivables and trade payables approximate their carrying amounts largely due to the short-term maturities of these instruments. Non-current trade receivables, lease liabilities, payables from acquisition of subsidiaries and loans and financing have their carrying amount adjusted by their respective effective interest rate in order to be presented as close as possible to its fair value.

The following table summarizes the quantitative information about the significant inputs used in level 3 fair value measurements:

	Weighted average inputs
	As of December 31,
Unobservable inputs	2023	2022	2021	Relationship of unobservable inputs to fair value
Net operating revenue growth rate (i)	20.00%	22.84%	24.80%

2023: Increased growth rate (+200 basis points (bps)) and lower discount rate (-100 bps) would increase FV by R$ 23; lower growth rate (-200 bps) and higher discount rate (+100 bps) would decrease FV by R$ 22.

Pre-tax discount rate (ii)	11.30%	13.35%	11.20%

2022: Increased growth rate (+200 basis points (bps)) and lower discount rate (-100 bps) would increase FV by R$ 435; lower growth rate (-200 bps) and higher discount rate (+100 bps) would decrease FV by R$ 433.

(i)	The growth rate of net operating revenue is based on the historical growth of the student base and management’s expectations of market development.
(ii)	Pre-tax discount rate reflects specific risks relating to the segment and country in which the Company operates.